Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Limited Partnership Interests
Security Class Title	Class B Limited Partner Interests
Amount Registered | shares	1,719,694.2
Maximum Aggregate Offering Price	$ 1,719,694,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 237,489.77
Rule 457(f)	true
Amount of Securities Received | shares	1,719,694.2
Value of Securities Received, Per Share	1,000.00
Value of Securities Received	$ 1,719,694,200.00
Fee Note MAOP	$ 1,719,694,200.00
Offering Note	The amount registered represents up to 1,719,694.20 units of Class B Limited Partner Interests (the "Class B Interests") of The Jones Financial Companies, L.L.L.P., a Missouri limited liability limited partnership (the "Registrant"), being offered in exchange for units of Class A Limited Partner Interests (the "Class A Interests"), pursuant to the exchange offer (the "Exchange Offer") described in the prospectus forming a part of the registration statement filed by the Registrant on Form S-4, with which this exhibit is filed (the "Registration Statement"). The maximum aggregate offering price, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Act"), is based on the product of (i) 1,719,694.20, the maximum number of Class A Interests that may be exchanged for Class B Interests (based upon 1,719,694.20 Class A Interests issued and outstanding as of the close of business on July 15, 2026) and (ii) $1,000, the unit price of the Class B Interests being offered, which represents the book value of each Class B Interest. The decision to issue units of Class B Interests in increments of $1,000 as part of the Exchange Offer, rather than in other amounts, has been arbitrarily determined by the Registrant. No cash consideration will be paid or received by the Registrant in connection with the Exchange Offer.